RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments Disclosures (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 COP ($)
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Gains (losses) related to derivative contracts reclassified from OCI to revenues	$ 94	$ 119	$ (146)
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	9	49	37
Loss on hedge ineffectiveness	10	0	18
Reclassification adjustments for amounts recognized in net (loss) income	94	119	(146)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	35	53	50
Notional amount	$ 2,220	$ 1,633		$ 294	€ 1,001	£ 0	$ 92	$ 326	€ 1,204	£ 312	$ 196
Derivative, average fixed interest rates	3.10%	3.30%		3.10%	3.10%	3.10%	3.10%	3.30%	3.30%	3.30%	3.30%
Reclassification adjustments for amounts recognized in net (loss) income	$ 6	$ 3	2
Change in value of hedged item used to determine hedge effectiveness	1	0	5
Interest rate swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	8,045	4,389
Interest rate swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	4,438	718
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	0	0	$ 0
Notional amount	126	43
Foreign exchange swaps | Designated Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	9,737	6,690
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 3,465	$ 565